Other taxes payable (Tables)	12 Months Ended
Dec. 31, 2022
Other taxes payable
Summary of summary of other taxes payable

	December 31, 2021	December 31, 2022
	RMB	RMB
Withholding individual income taxes for employees	8,532	8,593
VAT payables	12,636	15,512
Others	654	622
Total	21,822	24,727